UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin All Cap Value Fund	Shares	Value
Common Stocks 84.9%
Aerospace & Defense 5.1%
AAR Corp.	103,707	$2,178,884
[a] Esterline Technologies Corp.	1,000	78,710
		2,257,594
Automobiles & Components 0.2%
Gentex Corp.	4,900	67,081
Johnson Controls Inc.	500	17,935
Spartan Motors Inc.	5,000	14,500
		99,516
Banks 4.1%
EverBank Financial Corp.	54,000	759,780
U.S. Bancorp	26,200	1,049,572
		1,809,352
Building Products 9.3%
[a] Gibraltar Industries Inc.	31,600	671,184
Griffon Corp.	27,000	409,860
Insteel Industries Inc.	79,000	1,936,290
Universal Forest Products Inc.	15,900	1,095,351
		4,112,685
Commercial & Professional Services 1.0%
[a] Huron Consulting Group Inc.	4,000	224,440
McGrath RentCorp	8,700	212,367
		436,807
Consumer Durables & Apparel 5.4%
[a] BRP Inc. (Canada)	40,000	443,144
Coach Inc.	5,500	203,775
[a] Crocs Inc.	95,700	881,397
[a] Helen of Troy Ltd.	900	80,433
La-Z-Boy Inc.	10,000	214,400
Mattel Inc.	20,000
		2,374,949
Electrical Equipment 2.4%
Encore Wire Corp.	2,400	89,304
Regal Beloit Corp.	17,000	955,570
		1,044,874
Energy 6.3%
Apache Corp.	100	4,254
Baker Hughes Inc.	6,000	261,060
Bristow Group Inc.	16,600	386,116
Hunting PLC (United Kingdom)	72,709	317,295
[a] Natural Gas Services Group Inc.	3,000	56,760
Occidental Petroleum Corp.	4,000	275,320
[a] PHI Inc.	40,000	719,200
[a] PHI Inc., non-voting	41,800	757,834
[a] Unit Corp.	400	4,172
		2,782,011
Food & Staples Retailing 1.1%
Wal-Mart Stores Inc.	7,000	464,520

Food, Beverage & Tobacco 12.2%
AGT Food and Ingredients Inc. (Canada)	1,600	40,111
GrainCorp Ltd. (Australia)	12,727	76,671
The Kraft Heinz Co.	24,733	1,930,658
[a] Landec Corp.	10,000	120,300
Maple Leaf Foods Inc. (Canada)	101,000	1,645,242
[a] Omega Protein Corp.	35,000	790,650

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)
PepsiCo Inc.	8,000	794,400
		5,398,032
Health Care Equipment & Services 3.6%
Becton, Dickinson and Co.	5,000	726,850
STERIS PLC	12,500	865,500
		1,592,350
Household & Personal Products 1.3%
The Procter & Gamble Co.	6,800	555,492
Insurance 0.0%†
The Allstate Corp.	300	18,180
Machinery 4.4%
John Bean Technologies Corp.	18,000	824,580
Miller Industries Inc.	50,000	1,074,500
[a] Wabash National Corp.	900	9,954
Xylem Inc.	1,000	35,950
		1,944,984
Materials 5.9%
Albemarle Corp.	500	26,320
Alcoa Inc.	10,000	72,900
Axiall Corp.	39,000	699,270
H.B. Fuller Co.	20,000	744,400
Sensient Technologies Corp.	18,000	1,074,060
		2,616,950
Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Gerresheimer AG (Germany)	15,600	1,100,765
Johnson & Johnson	12,000	1,253,280
Sanofi, ADR (France)	27,500	1,145,100
		3,499,145
Real Estate 2.6%
Brandywine Realty Trust	10,000	128,300
LTC Properties Inc.	23,400	1,042,002
		1,170,302
Retailing 0.1%
Target Corp.	500	36,210
Semiconductors & Semiconductor Equipment 2.3%
Microchip Technology Inc.	10,000	448,100
MKS Instruments Inc.	13,000	460,720
[a] Photronics Inc.	7,600	90,744
		999,564
Software & Services 0.8%
Mentor Graphics Corp.	19,500	338,910
Technology Hardware & Equipment 0.2%
Corning Inc.	5,000	93,050
Telecommunication Services 4.6%
[a] Orbcomm Inc.	277,500	2,025,750
Utilities 4.1%
IDACORP Inc.	13,900	967,301
The Laclede Group Inc.	13,000	831,220
		1,798,521
Total Common Stocks (Cost $34,854,102)		37,469,748
	Principal Amount
Corporate Bonds (Cost $1,075,027) 1.9%
Energy 1.9%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$1,270,000	831,850

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $35,929,129)		38,301,598
	Shares
Short Term Investments (Cost $5,311,161) 12.1%
Money Market Funds 12.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	5,311,161	5,311,161
Total Investments (Cost $41,240,290) 98.9%		43,612,759
Other Assets, less Liabilities 1.1%		501,235
Net Assets 100.0%		$44,113,994

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 6 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin Balance Sheet Investment Fund	Shares	Value
Common Stocks 90.0%
Banks 7.6%
Citigroup Inc.	385,000	$16,393,300
Citizens Financial Group Inc.	880,000	18,700,000
Comerica Inc.	244,000	8,369,200
Farmers & Merchants Bank of Long Beach	1,475	8,975,375
KeyCorp	1,154,000	12,878,640
Regions Financial Corp.	555,000	4,506,600
		69,823,115
Capital Goods 6.6%
[a] Aerovironment Inc.	137,600	3,510,176
Astec Industries Inc.	117,000	4,364,100
[a] Chart Industries Inc.	168,000	2,723,280
Cubic Corp.	134,000	5,354,640
Encore Wire Corp.	535,000	19,907,350
Granite Construction Inc.	82,000	3,167,660
Mueller Industries Inc.	396,000	10,078,200
Regal Beloit Corp.	113,000	6,351,730
Terex Corp.	245,000	5,488,000
		60,945,136
Commercial & Professional Services 2.7%
[a] Acco Brands Corp.	575,000	3,490,250
Heidrick & Struggles International Inc.	255,600	6,737,616
Kelly Services Inc., A	634,000	10,511,720
Tetra Tech Inc.	155,000	4,105,950
		24,845,536
Consumer Durables & Apparel 1.0%
M.D.C. Holdings Inc.	401,000	8,725,760

Consumer Services 3.1%
[a] Ruby Tuesday Inc.	3,089,000	16,835,050
Vail Resorts Inc.	94,500	11,812,500
		28,647,550
Energy 8.5%
Chevron Corp.	73,000	6,312,310
[a] Cloud Peak Energy Inc.	2,956,000	4,434,000
Devon Energy Corp.	499,600	13,938,840
Ensco PLC, A	487,000	4,762,860
Marathon Oil Corp.	155,000	1,508,150
[a] McDermott International Inc.	1,718,000	4,741,680
Occidental Petroleum Corp.	199,500	13,731,585
[a] PHI Inc.	77,500	1,393,450
[a] PHI Inc., non-voting	390,000	7,070,700
QEP Resources Inc.	457,000	5,858,740
Rowan Cos. PLC	884,000	11,182,600
Superior Energy Services Inc.	300,000	3,093,000
		78,027,915
Food, Beverage & Tobacco 5.0%
Archer-Daniels-Midland Co.	375,000	13,256,250
Bunge Ltd.	218,100	13,524,381
Fresh Del Monte Produce Inc.	310,000	12,651,100
GrainCorp Ltd. (Australia)	459,436	2,767,748
Sanderson Farms Inc.	50,000	4,061,000
		46,260,479
Health Care Equipment & Services 1.6%
Invacare Corp.	504,000	7,766,640

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

National Healthcare Corp.	105,000	6,630,750
		14,397,390
Life & Health Insurance 10.6%
E-L Financial Corp. Ltd. (Canada)	53,120	25,613,934
MetLife Inc.	421,300	18,811,045
National Western Life Group Inc., A	97,500	22,496,175
Prudential Financial Inc.	248,000	17,379,840
StanCorp Financial Group Inc.	119,800	13,736,268
		98,037,262
Materials 3.4%
Albemarle Corp.	62,000	3,263,680
Alcoa Inc.	1,265,830	9,227,901
[a] APERAM (Luxembourg)	79,000	2,462,384
[a] Century Aluminum Co.	843,000	3,978,960
Domtar Corp.	220,000	7,095,000
[a] Intrepid Potash Inc.	1,308,000	2,851,440
Materion Corp.	85,000	2,081,650
		30,961,015
Media 1.6%
News Corp., B	857,000	11,440,950
Time Inc.	192,000	2,880,000
		14,320,950
Multi-line Insurance 3.1%
American International Group Inc.	41,000	2,315,680
American National Insurance Co.	91,000	8,843,380
Assurant Inc.	215,000	17,481,650
		28,640,710
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
[a] Bio-Rad Laboratories Inc., A	131,428	16,771,527
Property & Casualty Insurance 4.3%
Chubb Ltd.	105,332	11,909,889
Selective Insurance Group Inc.	309,000	9,674,790
The Travelers Cos. Inc.	170,100	18,207,504
		39,792,183
Real Estate 1.0%
[a,b] Trinity Place Holdings Inc.	1,498,034	8,958,243
Retailing 1.7%
Abercrombie & Fitch Co., A	247,000	6,481,280
Haverty Furniture Cos. Inc.	505,000	9,569,750
		16,051,030
Semiconductors & Semiconductor Equipment 10.7%
Brooks Automation Inc.	969,000	9,234,570
[a] First Solar Inc.	482,000	33,094,120
MKS Instruments Inc.	666,000	23,603,040
[a] Photronics Inc.	2,530,000	30,208,200
[a] Qorvo Inc.	66,000	2,613,600
		98,753,530
Technology Hardware & Equipment 8.8%
Corning Inc.	2,255,000	41,965,550
[a] Fabrinet (Thailand)	727,000	18,109,570
Ingram Micro Inc., A	548,000	15,453,600
[a] Rofin-Sinar Technologies Inc.	133,000	3,390,170
[a] Rogers Corp.	50,000	2,373,500
		81,292,390
Telecommunication Services 2.9%
[a] Iridium Communications Inc.	1,975,883	13,752,146

Franklin Value Investors Trust
Statement of Investments, January 31, 2016 (unaudited) (continued)
[a] Orbcomm Inc.	1,750,000	12,775,000
		26,527,146
Utilities 4.0%
Eversource Energy	136,000	7,316,800
Great Plains Energy Inc.	253,000	7,053,640
IDACORP Inc.	134,000	9,325,060
PNM Resources Inc.	249,000	7,821,090
Westar Energy Inc.	130,000	5,662,800
		37,179,390
Total Common Stocks (Cost $723,233,585)		828,958,257
Convertible Preferred Stocks (Cost $4,667,094) 0.6%
Telecommunication Services 0.6%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	5,288,750
Escrow Accounts and Litigation Trusts (Cost $—) 0.1%
Utilities 0.1%
[a,c,d] KGen Power Liquidating Trust, Contingent Distribution	2,800,000	1,119,656
Total Investments before Short Term Investments (Cost $727,900,679)		835,366,663

Short Term Investments (Cost $89,506,040) 9.7%
Money Market Funds 9.7%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	89,506,040	89,506,040
Total Investments (Cost $817,406,719) 100.4%		924,872,703
Other Assets, less Liabilities (0.4)%		(4,077,428)
Net Assets 100.0%		$920,795,275

a Non-income producing.
b See Note 5 regarding holdings of 5% voting securities.
c Security has been deemed illiquid because it may not be able to be sold within seven days.
d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
e See Note 6 regarding investments in affiliated management investment companies.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin Large Cap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 96.7%
Automobiles & Components 2.4%
BorgWarner Inc.	51,000	$1,497,360
Johnson Controls Inc.	78,500	2,815,795
		4,313,155
Banks 9.5%
Bank of America Corp.	136,000	1,923,040
BB&T Corp.	69,000	2,253,540
Citigroup Inc.	68,000	2,895,440
Comerica Inc.	70,000	2,401,000
KeyCorp	246,000	2,745,360
Regions Financial Corp.	250,000	2,030,000
U.S. Bancorp	71,000	2,844,260
		17,092,640
Capital Goods 13.0%
Dover Corp.	34,500	2,016,525
Eaton Corp. PLC	55,000	2,778,050
General Dynamics Corp.	26,000	3,478,020
General Electric Co.	83,500	2,429,850
Illinois Tool Works Inc.	28,000	2,521,960
Parker Hannifin Corp.	27,000	2,623,320
Pentair PLC (United Kingdom)	46,000	2,167,520
Rockwell Automation Inc.	15,000	1,433,550
Stanley Black & Decker Inc.	22,000	2,075,480
United Technologies Corp.	20,500	1,797,645
		23,321,920
Consumer Durables & Apparel 3.4%
NIKE Inc., B	64,800	4,018,248
Ralph Lauren Corp.	18,500	2,081,250
		6,099,498
Diversified Financials 6.2%
[a] Berkshire Hathaway Inc., A	8	1,554,880
Capital One Financial Corp.	20,456	1,342,323
Discover Financial Services	47,000	2,152,130
KKR & Co., LP (common units)	135,000	1,840,050
Northern Trust Corp.	27,000	1,676,160
State Street Corp.	45,000	2,507,850
		11,073,393
Energy 9.1%
Apache Corp.	19,400	825,276
Baker Hughes Inc.	37,200	1,618,572
California Resources Corp.	9,000	12,870
Chevron Corp.	20,000	1,729,400
ConocoPhillips	21,500	840,220
Denbury Resources Inc.	168,000	262,080
Devon Energy Corp.	27,000	753,300
Ensco PLC, A	56,000	547,680
Exxon Mobil Corp.	29,000	2,257,650
HollyFrontier Corp.	27,000	944,190
Occidental Petroleum Corp.	17,500	1,204,525
Phillips 66	19,250	1,542,888
Schlumberger Ltd.	23,000	1,662,210
Valero Energy Corp.	32,000	2,171,840
		16,372,701
Food & Staples Retailing 1.6%
CVS Health Corp.	30,000	2,897,700

Food, Beverage & Tobacco 2.6%
Archer-Daniels-Midland Co.	65,000	2,297,750

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

Bunge Ltd.	37,500	2,325,375
		4,623,125
Health Care Equipment & Services 4.3%
Abbott Laboratories	43,300	1,638,905
Becton, Dickinson and Co.	24,000	3,488,880
Medtronic PLC	35,400	2,687,568
		7,815,353
Household & Personal Products 0.9%
The Procter & Gamble Co.	20,000	1,633,800

Insurance 9.2%
Aflac Inc.	57,000	3,303,720
The Allstate Corp.	57,000	3,454,200
MetLife Inc.	63,000	2,812,950
Principal Financial Group Inc.	58,000	2,204,000
Prudential Financial Inc.	41,000	2,873,280
The Travelers Cos. Inc.	17,000	1,819,680
		16,467,830
Materials 6.5%
Air Products and Chemicals Inc.	10,400	1,317,784
Albemarle Corp.	42,000	2,210,880
Alcoa Inc.	305,000	2,223,450
FMC Corp.	39,000	1,393,080
The Mosaic Co.	57,000	1,373,700
Nucor Corp.	48,000	1,875,360
Praxair Inc.	12,000	1,200,000
		11,594,254
Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Merck & Co. Inc.	64,000	3,242,880
Pfizer Inc.	95,000	2,896,550
Roche Holding AG, ADR (Switzerland)	70,000	2,269,400
Sanofi, ADR (France)	65,000	2,706,600
		11,115,430
Retailing 4.1%
The Home Depot Inc.	21,500	2,703,840
Nordstrom Inc.	39,000	1,914,900
Target Corp.	38,000	2,751,960
		7,370,700
Semiconductors & Semiconductor Equipment 3.8%
[a] First Solar Inc.	48,000	3,295,680
Maxim Integrated Products Inc.	43,600	1,456,240
Microchip Technology Inc.	45,000	2,016,450
		6,768,370
Software & Services 4.0%
International Business Machines Corp.	10,000	1,247,900
Microsoft Corp.	54,500	3,002,405
Xerox Corp.	295,000	2,876,250
		7,126,555
Technology Hardware & Equipment 8.0%
Cisco Systems Inc.	110,000	2,616,900
Corning Inc.	195,000	3,628,950
EMC Corp.	65,200	1,615,004
QUALCOMM Inc.	22,500	1,020,150
SanDisk Corp.	34,000	2,403,800
TE Connectivity Ltd.	23,600	1,348,976
Western Digital Corp.	35,000	1,679,300
		14,313,080
Transportation 1.4%
American Airlines Group Inc.	44,000	1,715,560

Franklin Value Investors Trust
Statement of Investments, January 31, 2016 (unaudited) (continued)
Norfolk Southern Corp.	11,000	775,500
		2,491,060
Utilities 0.5%
Exelon Corp.	34,000	1,005,380
Total Common Stocks and Other Equity Interests (Cost $150,124,601)		173,495,944

Short Term Investments (Cost $4,048,371) 2.3%
Money Market Funds 2.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	4,048,371	4,048,371
Total Investments (Cost $154,172,972) 99.0%		177,544,315
Other Assets, less Liabilities 1.0%		1,870,092
Net Assets 100.0%		$179,414,407

a Non-income producing.
b See Note 6 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin MicroCap Value Fund	Shares	Value
Common Stocks 95.9%
Aerospace & Defense 2.5%
[a]Ducommun Inc.	269,042	$3,981,821
[a]Sparton Corp.	206,000	3,530,840
		7,512,661
Automobiles & Components 1.5%
Spartan Motors Inc.	1,500,000	4,350,000

Banks 12.0%
Bar Harbor Bankshares	220,000	7,634,000
Citizens Community Bancorp Inc.	100,000	914,000
County Bancorp Inc.	50,000	955,500
First Defiance Financial Corp.	162,000	6,306,660
Investar Holding Corp.	200,000	3,116,000
[b]Northeast Bancorp	459,500	4,640,950
Old Line Bancshares Inc.	94,145	1,641,889
Peoples Financial Services Corp.	87,543	3,239,091
Southern Missouri Bancorp Inc.	125,000	2,968,750
WSFS Financial Corp.	145,500	4,228,230
		35,645,070
Building Products 5.2%
Burnham Holdings Inc., A	219,000	3,690,150
[a,b]Continental Materials Corp.	129,700	1,400,760
[a]Gibraltar Industries Inc.	345,000	7,327,800
Insteel Industries Inc.	119,723	2,934,411
		15,353,121
Commercial & Professional Services 3.5%
Ecology and Environment Inc., A	144,000	1,429,920
Healthcare Services Group Inc.	257,000	9,090,090
		10,520,010
Construction & Engineering 2.9%
[a]Northwest Pipe Co.	200,600	1,919,742
[a]Orion Marine Group Inc.	460,000	1,660,600
[a]Sterling Construction Co.	963,400	5,183,092
		8,763,434
Consumer Durables & Apparel 3.9%
[a,b]Delta Apparel Inc.	631,000	7,603,550
Flexsteel Industries Inc.	91,000	3,969,420
		11,572,970
Consumer Services 3.5%
[a,b]Full House Resorts Inc.	1,600,000	2,304,000
[a]Golden Entertainment Inc.	129,800	1,294,106
[a]Ruby Tuesday Inc.	1,260,000	6,867,000
		10,465,106
Diversified Financials 0.8%
KCAP Financial Inc.	702,578	2,325,533

Electrical Equipment 0.6%
Global Power Equipment Group Inc.	675,000	1,768,500

Energy 7.9%
Ardmore Shipping Corp. (Ireland)	365,000	3,704,750
[a]Cloud Peak Energy Inc.	480,000	720,000
Gulf Island Fabrication Inc.	135,000	1,177,200
[a]Natural Gas Services Group Inc.	200,000	3,784,000
[a]Parker Drilling Co.	900,000	1,233,000
[a]PHI Inc.	17,600	316,448
[a]PHI Inc., non-voting	391,000	7,088,830
[a]Renewable Energy Group Inc.	247,000	1,711,710

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

Tesco Corp.	555,200	3,775,360
		23,511,298
Food & Staples Retailing 2.0%
Village Super Market Inc., A	227,000	5,961,020

Food, Beverage & Tobacco 9.5%
John B. Sanfilippo & Son Inc.	98,000	5,879,020
[a]Omega Protein Corp.	360,000	8,132,400
[a]Seneca Foods Corp., A	375,000	10,361,250
[a]Seneca Foods Corp., B	121,500	3,888,000
		28,260,670
Industrial Conglomerates 0.0%†
[a,c]Smith Investment Co. LLC	44,600	32,692

Insurance 5.1%
[a,b]ACMAT Corp., A	235,600	4,205,460
Baldwin & Lyons Inc., B	305,001	7,542,675
[a]Global Indemnity PLC, A	74,000	2,225,180
[a]Hallmark Financial Services Inc.	120,000	1,308,000
		15,281,315
Machinery 11.5%
Alamo Group Inc.	126,000	6,681,780
Dynamic Materials Corp.	100,000	611,000
[b]Hardinge Inc.	910,900	8,043,247
[b]Hurco Cos. Inc.	360,500	9,733,500
[a]Lydall Inc.	60,000	1,695,000
Miller Industries Inc.	355,000	7,628,950
		34,393,477
Materials 5.5%
Central Steel and Wire Co.	6,816	3,237,600
Friedman Industries Inc.	100,000	480,000
Mercer International Inc. (Canada)	200,000	1,470,000
The Monarch Cement Co.	140,744	4,209,653
Olympic Steel Inc.	385,000	3,595,900
Schnitzer Steel Industries Inc., A	105,000	1,412,250
[a]Universal Stainless & Alloy Products Inc.	301,000	2,058,840
		16,464,243
Real Estate 1.8%
[a,c]Allen Organ Co. (LandCo. Holdings)	94,800	444,612
Arbor Realty Trust Inc.	220,000	1,438,800
[a]Bresler & Reiner Inc.	205,000	71,750
Griffin Industrial Realty Inc.	127,000	3,053,080
[a,b]Origen Financial Inc.	1,900,000	273,125
		5,281,367
Retailing 6.4%
Caleres Inc.	220,000	5,913,600
Fred's Inc.	260,000	4,290,000
Haverty Furniture Cos. Inc.	185,000	3,505,750
Shoe Carnival Inc.	233,000	5,403,270
		19,112,620
Semiconductors & Semiconductor Equipment 1.8%
[a]Photronics Inc.	452,000	5,396,880

Technology Hardware & Equipment 1.5%
[a]Key Tronic Corp.	430,000	3,259,400
[a]Kimball Electronics Inc.	100,725	1,011,279
Richardson Electronics Ltd.	50,000	257,500
		4,528,179
Telecommunication Services 5.1%
[a]Alaska Communications Systems Group Inc.	1,150,000	1,863,000
Atlantic Tele-Network Inc.	66,000	5,081,340

Franklin Value Investors Trust
Statement of Investments, January 31, 2016 (unaudited) (continued)
[a]Hawaiian Telcom Holdco Inc.	225,000	5,368,500
North State Telecommunications Corp., B	21,757	912,706
[a]Orbcomm Inc.	250,000	1,825,000
		15,050,546
Trading Companies & Distributors 0.1%
Houston Wire & Cable Co.	60,000	330,600
Transportation 1.3%
Global Ship Lease Inc., A (United Kingdom)	450,000	787,500
International Shipholding Corp.	345,000	465,750
Providence and Worcester Railroad Co.	190,000	2,470,000
		3,723,250
Total Common Stocks (Cost $223,270,302)		285,604,562

Short Term Investments (Cost $11,729,135) 3.9%
Money Market Funds 3.9%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	11,729,135	11,729,135
Total Investments (Cost $234,999,437) 99.8%		297,333,697
Other Assets, less Liabilities 0.2%		551,034
Net Assets 100.0%		$297,884,731

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cSee Note 4 regarding restricted securities.
dSee Note 6 regarding investments in affiliated management investment companies.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin MidCap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 98.9%
Automobiles & Components 0.9%
BorgWarner Inc.	7,400	$217,264
Harley-Davidson Inc.	24,400	976,000
		1,193,264
Banks 5.6%
Citizens Financial Group Inc.	79,600	1,691,500
Comerica Inc.	36,700	1,258,810
KeyCorp	179,000	1,997,640
Regions Financial Corp.	239,600	1,945,552
SunTrust Banks Inc.	28,600	1,046,188
		7,939,690
Capital Goods 8.6%
BWX Technologies Inc.	29,100	871,254
Carlisle Cos. Inc.	13,400	1,121,312
Dover Corp.	17,900	1,046,255
Fortune Brands Home & Security Inc.	13,400	651,106
ITT Corp.	21,300	691,185
KBR Inc.	25,000	356,500
L-3 Communications Holdings Inc.	9,300	1,086,612
Owens Corning Inc.	24,674	1,139,692
Parker Hannifin Corp.	9,800	952,168
Pentair PLC (United Kingdom)	7,800	367,536
Regal Beloit Corp.	18,000	1,011,780
Rockwell Automation Inc.	3,800	363,166
W.W. Grainger Inc.	3,900	767,091
[a] WABCO Holdings Inc.	10,000	896,500
Xylem Inc.	23,200	834,040
		12,156,197
Commercial & Professional Services 0.9%
Robert Half International Inc.	15,300	669,681
Waste Connections Inc.	9,382	562,638
		1,232,319
Consumer Durables & Apparel 3.8%
Coach Inc.	37,800	1,400,490
Hasbro Inc.	10,100	750,228
[a] Michael Kors Holdings Ltd.	19,000	758,100
Polaris Industries Inc.	8,500	627,640
Pulte Group Inc.	65,200	1,092,752
Ralph Lauren Corp.	6,000	675,000
		5,304,210
Consumer Services 0.5%
H&R Block Inc.	21,100	718,455

Diversified Financials 6.2%
Invesco Ltd.	23,100	691,383
iShares Russell Mid-Cap Value ETF	3,000	194,700
KKR & Co., LP (common units)	100,800	1,373,904
Northern Trust Corp.	34,000	2,110,720
Raymond James Financial Inc.	41,200	1,804,972
[a] Synchrony Financial	74,700	2,122,974
T. Rowe Price Group Inc.	5,100	361,845
		8,660,498
Energy 8.5%
Cabot Oil & Gas Corp., A	30,500	632,875
[a] Cheniere Energy Inc.	12,700	381,635
Cimarex Energy Co.	7,200	669,600
[a] Concho Resources Inc.	17,800	1,693,314
[a] Diamondback Energy Inc.	26,400	1,994,520

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)
EQT Corp.	15,100	932,274
[a] FMC Technologies Inc.	29,300	736,895
Frank's International NV	23,500	343,805
Helmerich & Payne Inc.	17,400	883,920
HollyFrontier Corp.	25,800	902,226
National Oilwell Varco Inc.	25,900	842,786
Noble Energy Inc.	18,800	608,556
Pioneer Natural Resources Co.	8,000	991,600
Rowan Cos. PLC	31,000	392,150
		12,006,156
Food, Beverage & Tobacco 2.6%
Bunge Ltd.	7,594	470,904
Ingredion Inc.	14,100	1,420,152
[a] Pilgrim's Pride Corp.	18,100	401,458
Tyson Foods Inc.	26,500	1,414,040
		3,706,554
Health Care Equipment & Services 5.4%
DENTSPLY International Inc.	15,200	895,128
Hill-Rom Holdings Inc.	14,000	684,320
[a] Laboratory Corp. of America Holdings	6,800	763,980
[a] LifePoint Health Inc.	15,500	1,081,745
[a] Mednax Inc.	12,700	882,142
[a] Premier Inc., A	31,500	1,006,110
ResMed Inc.	15,800	895,860
Zimmer Biomet Holdings Inc.	13,800	1,369,788
		7,579,073
Insurance 7.2%
Arthur J. Gallagher & Co.	17,200	647,408
The Hartford Financial Services Group Inc.	24,700	992,446
Principal Financial Group Inc.	44,500	1,691,000
The Progressive Corp.	70,700	2,209,375
RenaissanceRe Holdings Ltd.	11,100	1,250,415
W. R. Berkley Corp.	39,900	2,000,985
Willis Towers Watson PLC	12,200	1,396,534
		10,188,163
Materials 6.0%
Albemarle Corp.	35,100	1,847,664
Alcoa Inc.	59,500	433,755
Ashland Inc.	14,400	1,364,544
Celanese Corp., A	11,400	725,838
Domtar Corp.	31,600	1,019,100
The Mosaic Co.	52,700	1,270,070
Nucor Corp.	25,300	988,471
WestRock Co.	23,556	831,056
		8,480,498
Media 1.0%
John Wiley & Sons Inc., A	14,500	606,100
TEGNA Inc.	32,500	780,325
		1,386,425
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Agilent Technologies Inc.	24,400	918,660
[a] Bio-Rad Laboratories Inc., A	6,600	842,226
[a] Medivation Inc.	16,500	539,550
Perrigo Co. PLC	9,700	1,402,426
		3,702,862
Real Estate 11.7%
Alexandria Real Estate Equities Inc.	5,500	435,490
Apartment Investment & Management Co., A	21,500	841,725
Boston Properties Inc.	17,000	1,975,570
Brixmor Property Group Inc.	33,800	899,756
Camden Property Trust	10,700	816,410
DDR Corp.	62,500	1,069,375

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)
Duke Realty Corp.	39,400	793,122
Equity Lifestyle Properties Inc.	13,400	883,328
General Growth Properties Inc.	30,500	855,220
Host Hotels & Resorts Inc.	172,100	2,383,585
Liberty Property Trust	23,900	700,748
Prologis Inc.	34,600	1,365,662
[a] Realogy Holdings Corp.	34,500	1,131,600
UDR Inc.	23,200	825,688
Weingarten Realty Investors	24,600	858,294
Weyerhaeuser Co.	28,000	717,080
		16,552,653
Retailing 3.4%
Best Buy Co. Inc.	27,400	765,282
Big Lots Inc.	24,300	942,354
Chico's FAS Inc.	76,400	793,796
DSW Inc., A	31,700	761,117
GameStop Corp., A	19,500	511,095
The Gap Inc.	24,500	605,640
Staples Inc.	50,700	452,244
		4,831,528
Semiconductors & Semiconductor Equipment 4.2%
[a] First Solar Inc.	25,300	1,737,098
Lam Research Corp.	20,200	1,450,158
Maxim Integrated Products Inc.	18,200	607,880
Microchip Technology Inc.	18,800	842,428
NVIDIA Corp.	18,200	533,078
Teradyne Inc.	40,800	792,744
		5,963,386
Software & Services 3.9%
Amdocs Ltd.	13,400	733,516
[a] Autodesk Inc.	14,000	655,480
[a] Cadence Design Systems Inc.	47,500	929,100
Leidos Holdings Inc.	13,125	605,325
Science Applications International Corp.	16,071	684,946
Symantec Corp.	38,000	753,920
Total System Services Inc.	13,400	538,144
Xerox Corp.	61,500	599,625
		5,500,056
Technology Hardware & Equipment 4.1%
Corning Inc.	42,100	783,481
[a] Keysight Technologies Inc.	39,150	916,110
[a] Knowles Corp.	49,400	671,840
SanDisk Corp.	19,700	1,392,790
Western Digital Corp.	42,700	2,048,746
		5,812,967
Telecommunication Services 0.8%
CenturyLink Inc.	13,100	333,002
[a] Level 3 Communications Inc.	16,500	805,365
		1,138,367
Transportation 1.0%
Alaska Air Group Inc.	9,500	668,800
J.B. Hunt Transport Services Inc.	9,900	719,730
		1,388,530
Utilities 10.0%
American Water Works Co. Inc.	13,400	869,794
[a] Calpine Corp.	112,100	1,716,251
CenterPoint Energy Inc.	42,400	757,688
CMS Energy Corp.	45,800	1,780,704
DTE Energy Co.	19,700	1,674,697
Eversource Energy	31,700	1,705,460
FirstEnergy Corp.	25,500	843,030
ITC Holdings Corp.	50,300	2,006,970

Franklin Value Investors Trust
Statement of Investments, January 31, 2016 (unaudited) (continued)
Sempra Energy	15,600	1,478,100
UGI Corp.	38,900	1,322,600
		14,155,294
Total Common Stocks and Other Equity Interests (Cost $141,235,489)		139,597,145

Short Term Investments (Cost $1,351,434) 0.9%
Money Market Funds 0.9%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,351,434	1,351,434
Total Investments (Cost $142,586,923) 99.8%		140,948,579
Other Assets, less Liabilities 0.2%		269,122
Net Assets 100.0%		$141,217,701

a Non-income producing.
b See Note 6 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited)

Franklin Small Cap Value Fund	Shares	Value
Common Stocks 94.4%
Aerospace & Defense 3.0%
[a]AAR Corp.	2,070,300	$43,497,003
Cubic Corp.	108,800	4,347,648
[b]Esterline Technologies Corp.	125,600	9,885,976
		57,730,627
Automobiles & Components 4.6%
Drew Industries Inc.	630,000	36,162,000
Gentex Corp.	945,000	12,937,050
Thor Industries Inc.	470,100	24,647,343
Winnebago Industries Inc.	784,700	13,818,567
		87,564,960
Banks 4.7%
Chemical Financial Corp.	726,755	23,154,414
Columbia Banking System Inc.	379,500	11,244,585
EverBank Financial Corp.	2,094,800	29,473,836
Lakeland Financial Corp.	271,500	11,888,985
Peoples Bancorp Inc.	421,800	7,238,088
TrustCo Bank Corp. NY	1,103,300	6,068,150
		89,068,058
Building Products 5.2%
[b]Gibraltar Industries Inc.	1,090,100	23,153,724
Griffon Corp.	427,800	6,494,004
Simpson Manufacturing Co. Inc.	756,600	24,687,858
Universal Forest Products Inc.	667,200	45,963,408
		100,298,994
Commercial & Professional Services 3.2%
[b]Huron Consulting Group Inc.	264,600	14,846,706
McGrath RentCorp	1,060,000	25,874,600
MSA Safety Inc.	475,200	20,338,560
		61,059,866
Construction & Engineering 4.0%
EMCOR Group Inc.	806,200	36,843,340
Granite Construction Inc.	1,016,070	39,250,784
		76,094,124
Consumer Durables & Apparel 5.2%
[b]BRP Inc. (Canada)	1,436,100	15,909,967
Brunswick Corp.	82,300	3,279,655
[b]Crocs Inc.	2,279,000	20,989,590
[b]Helen of Troy Ltd.	38,100	3,404,997
[a]Hooker Furniture Corp.	582,900	16,735,059
La-Z-Boy Inc.	1,083,100	23,221,664
[b]M/I Homes Inc.	943,300	16,903,936
		100,444,868
Electrical Equipment 4.1%
EnerSys	557,500	26,999,725
Franklin Electric Co. Inc.	350,100	9,550,728
Regal Beloit Corp.	763,100	42,893,851
		79,444,304
Energy 3.9%
Bristow Group Inc.	691,800	16,091,268
Energen Corp.	415,300	14,647,631
[b]Helix Energy Solutions Group Inc.	871,200	3,510,936
Hunting PLC (United Kingdom)	2,795,748	12,200,391
[b]Oil States International Inc.	507,200	14,318,256

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)

[b]Unit Corp.	1,357,000	14,153,510
		74,921,992
Food, Beverage & Tobacco 3.7%
AGT Food and Ingredients Inc. (Canada)	119,700	3,000,831
GrainCorp Ltd. (Australia)	635,019	3,825,500
[b]Landec Corp.	858,100	10,322,943
Maple Leaf Foods Inc. (Canada)	3,243,800	52,839,971
		69,989,245
Health Care Equipment & Services 6.9%
Hill-Rom Holdings Inc.	574,200	28,066,896
Invacare Corp.	904,400	13,936,804
STERIS PLC	706,100	48,890,364
Teleflex Inc.	297,000	40,299,930
		131,193,994
Industrial Conglomerates 2.0%
Carlisle Cos. Inc.	458,000	38,325,440

Insurance 9.7%
Arthur J. Gallagher & Co.	304,400	11,457,616
Aspen Insurance Holdings Ltd.	944,400	43,924,044
Endurance Specialty Holdings Ltd.	203,337	12,592,660
The Hanover Insurance Group Inc.	343,200	27,967,368
Old Republic International Corp.	1,520,200	27,485,216
StanCorp Financial Group Inc.	313,600	35,957,376
Validus Holdings Ltd.	585,411	25,898,583
		185,282,863
Machinery 6.0%
Astec Industries Inc.	1,097,000	40,918,100
Hillenbrand Inc.	643,200	17,417,856
Kennametal Inc.	59,100	1,046,070
[c]Lindsay Corp.	232,900	16,382,186
Mueller Industries Inc.	1,198,500	30,501,825
[b]Wabash National Corp.	428,200	4,735,892
Watts Water Technologies Inc., A	80,000	3,941,600
		114,943,529
Materials 8.1%
A. Schulman Inc.	509,176	12,892,336
AptarGroup Inc.	84,600	6,167,340
Axiall Corp.	1,787,300	32,046,289
Carpenter Technology Corp.	306,900	8,519,544
H.B. Fuller Co.	829,500	30,873,990
Minerals Technologies Inc.	187,500	7,685,625
RPM International Inc.	253,100	9,934,175
Sensient Technologies Corp.	633,900	37,824,813
Stepan Co.	212,100	9,536,016
		155,480,128
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Gerresheimer AG (Germany)	696,300	49,132,212

Real Estate 3.2%
Brandywine Realty Trust	795,800	10,210,114
LTC Properties Inc.	1,160,500	51,677,065
		61,887,179
Retailing 3.7%
Caleres Inc.	719,000	19,326,720
The Cato Corp., A	613,500	24,742,455
[b]Genesco Inc.	316,400	20,926,696
[b]West Marine Inc.	815,200	6,741,704
		71,737,575
Semiconductors & Semiconductor Equipment 2.5%
Cohu Inc.	1,000,000	12,110,000

Franklin Value Investors Trust

Statement of Investments, January 31, 2016 (unaudited) (continued)
MKS Instruments Inc.	791,200	28,040,128
[b]Photronics Inc.	597,900	7,138,926
		47,289,054
Software & Services 0.5%
Mentor Graphics Corp.	564,900	9,817,962
Technology Hardware & Equipment 2.0%
Ingram Micro Inc., A	708,400	19,976,880
[b]Rofin-Sinar Technologies Inc.	713,000	18,174,370
		38,151,250
Utilities 5.6%
Connecticut Water Service Inc.	48,500	2,082,105
IDACORP Inc.	725,720	50,502,855
The Laclede Group Inc.	865,300	55,327,282
		107,912,242
Total Common Stocks (Cost $1,627,706,871)		1,807,770,466
	Principal Amount
Corporate Bonds (Cost $15,282,404) 0.6%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$16,116,000	10,555,980

Total Investments before Short Term Investments (Cost $1,642,989,275)		1,818,326,446
	Shares
Short Term Investments 5.5%
Money Market Funds (Cost $98,245,924) 5.1%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	98,245,924	98,245,924
Investments from Cash Collateral Received for Loaned Securities 0.4%
Money Market Funds (Cost $6,250,000) 0.3%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	6,250,000	6,250,000
	Principal Amount
[e]Repurchase Agreements 0.1%
Joint Repurchase Agreement, 0.29%, 2/01/16 (Maturity Value $838,380)
Merrill Lynch, Pierce, Fenner & Smith Inc.
Collateralized by U.S. Treasury Note, 0.875%, 1/15/18 (Valued at $855,129)	$838,360	838,360
Joint Repurchase Agreement, 0.34%, 2/01/16 (Maturity Value $685,692)
BNP Paribas Securities Corp.
Collateralized by U.S. Treasury Note, 0.35% - 4.875%, 1/31/16 - 5/31/20; and U.S.
Treasury Strips, 5/15/16 - 8/15/20 (Valued at $699,386)	685,673	685,673
Total Repurchase Agreements (Cost $1,524,033)		1,524,033
Total Investments from Cash Collateral Received for Loaned Securities (Cost $7,774,033)		7,774,033
Total Investments (Cost $1,749,009,232) 100.5%		1,924,346,403
Other Assets, less Liabilities (0.5)%		(9,484,032)
Net Assets 100.0%		$1,914,862,371

aSee Note 5 regarding holdings of 5% voting securities.
bNon-income producing.
cA portion or all of the security is on loan at January 31, 2016.
dSee Note 6 regarding investments in affiliated management investment companies.
eInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2016, all repurchase agreements had been entered into on January 29, 2016.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin All Cap	Balance Sheet	Franklin Large Cap
	Value Fund	Investment Fund	Value Fund

Cost of investments	$41,314,096	$818,028,863	$154,172,972

Unrealized appreciation	$6,036,293	$230,934,141	$42,459,098
Unrealized depreciation	(3,737,630)	(124,090,301)	(19,087,755)
Net unrealized appreciation (depreciation)	$2,298,663	$106,843,840	$23,371,343

	Franklin MicroCap	Franklin MidCap Value	Franklin Small Cap
	Value Fund	Fund	Value Fund

Cost of investments	$235,074,259	$143,004,332	$1,749,025,864

Unrealized appreciation	$113,308,722	$17,578,496	$382,105,645
Unrealized depreciation	(51,049,284)	(19,634,249)	(206,785,106)
Net unrealized appreciation (depreciation)	$62,259,438	$(2,055,753)	$175,320,539

4. RESTRICTED SECURITIES

At January 31, 2016, Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Shares	Issuer	Acquisition Date	Cost	Value

		94,800	Allen Organ Co. (LandCo. Holdings)	9/07/06	$181,146	$444,612
		44,600	Smith Investment Co. LLC	1/20/09	-	32,692
			Total Restricted Securities (Value is 0.16% of Net Assets)		$181,146	$477,304

5	.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the three months ended January 31, 2016, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions Reductions		of Period	Period	Income Gain (Loss)

Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Trinity Place Holdings Inc.(Value is 0.97% of Net Assets)	1,200,000	298,034	-	1,498,034	$8,958,243	$-	$-

Franklin MicroCap Value Fund
Non-Controlled Affiliates
ACMAT Corp., A	235,600	-	-	235,600	$4,205,460	$-	$-
Continental Materials Corp.	129,700	-	-	129,700	1,400,760	-	-
Delta Apparel Inc.	640,000	-	(9,000)	631,000	7,603,550	-	89,835
Full House Resorts Inc.	1,600,000	-	-	1,600,000	2,304,000	-	-
Hardinge Inc.	934,900	-	(24,000)	910,900	8,043,247	-	(27,565)
Hurco Cos. Inc.	365,000	-	(4,500)	360,500	9,733,500	29,200	34,741
Northeast Bancorp	459,500	-	-	459,500	4,640,950	-	-
Origen Financial Inc.	1,900,000	-	-	1,900,000	273,125	-	-
Total Affiliated Securities (Value is 12.82% of Net Assets)					$38,204,592	$29,200	$97,011

Franklin Small Cap Value Fund
Non-Controlled Affiliates
AAR Corp.	2,063,800	6,500	-	2,070,300	$43,497,003	$155,273	$-
Hooker Furniture Corp.	582,900	-	-	582,900	16,735,059	58,290	-
Total Affiliated Securities (Value is 3.15% of Net Assets)					$60,232,062	$213,563	$-

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

  of Affiliated Fund

	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin All Cap Value fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	6,094,257	7,553,476	(8,336,572)	5,311,161	$5,311,161	$-	$-	0.03%

Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	102,695,280	84,145,863	(97,335,103)	89,506,040	$89,506,040	$-	$-	0.53%

Franklin Large Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	7,732,885	8,255,362	(11,939,876)	4,048,371	$4,048,371	$	- $	- 0.02%

Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	16,116,739	23,597,975	(27,985,578)	11,729,135	$11,729,135	$	- $	- 0.07%

Franklin MidCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	2,941,745	13,626,002	(15,216,313)	1,351,434	$1,351,434	$	- $	- 0.01%

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	156,137,127	135,371,677	(187,012,880)	104,495,924	$104,495,924	$	- $	- 0.62%

7. UPCOMING ACQUISITIONS / REORGANIZATION

On October 20, 2015, the Board for Franklin All Cap Value Fund approved a proposal to reorganize Franklin All Cap Value Fund with and into Franklin Small Cap Value Fund. On March 11, 2016, shareholders of Franklin All Cap Value Fund approved the proposal. Upon completion of the reorganization on or about April 1, 2016, assets in Franklin All Cap Value Fund will be transferred into Franklin Small Cap Value Fund.

On December 4, 2015, the Board approved a proposal to reorganize Franklin Large Cap Value Fund with and into Franklin Rising Dividends Fund, subject to approval by the shareholders of Franklin Large Cap Value Fund.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin All Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$37,469,748	$-	$-	$37,469,748
Corporate Bonds	-	831,850	-	831,850
Short Term Investments	5,311,161	-	-	5,311,161
Total Investments in Securities	$42,780,909	$831,850	$-	$43,612,759

Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments
Telecommunication Services	$26,527,146	$5,288,750	$-	$31,815,896
All Other Equity Investments[a,b]	802,431,111	-	-	802,431,111
Escrows and Litigation Trusts	-	-	1,119,656	1,119,656
Short Term Investments	89,506,040	-	-	89,506,040
Total Investments in Securities	$918,464,297	$5,288,750	$1,119,656	$924,872,703

Franklin Large Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$173,495,944	$-	$-	$173,495,944
Short Term Investments	4,048,371	-	-	4,048,371
Total Investments in Securities	$177,544,315	$-	$-	$177,544,315
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Industrial Conglomerates	$-	$-	$32,692	$32,692
Real Estate	4,765,005	71,750	444,612	5,281,367
All Other Equity Investments[a]	280,290,503	-	-	280,290,503
Short Term Investments	11,729,135	-	-	11,729,135
Total Investments in Securities	$296,784,643	$71,750	$477,304	$297,333,697

Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$139,597,145	$-	$-	$139,597,145
Short Term Investments	1,351,434	-	-	1,351,434
Total Investments in Securities	$140,948,579	$-	$-	$140,948,579

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,807,770,466	$-	$-	$1,807,770,466
Corporate Bonds	-	10,555,980	-	10,555,980
Short Term Investments	104,495,924	1,524,033	-	106,019,957
Total Investments in Securities	$1,912,266,390	$12,080,013	$-	$1,924,346,403

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date March 28, 2016

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date March 28, 2016